Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments
Equity Investments

(8)                      Equity Investments

Equity investments are RMB 25,127 and RMB 173,241 (US$ 27,807) as of December 31, 2011 and 2012, respectively, which are included in other assets in the consolidated balance sheets.

The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. Given the continuing losses sustained by Tibetan Yingli, the Company recorded a full impairment provision of RMB 8,720 for this equity investment during the year ended December 31, 2011.  In 2012, Tibetan Yingli continued to incur losses and the carrying value of the Company’s investment in Tibetan Yingli remained as nil as of December 31, 2012.

In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingil China contributed RMB 600 to acquire a 10% equity interest.  The investment is accounted for under cost method.

In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Solar Power Company Limited. Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under equity method.

In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Beijing Shuntong Wuliu Co., Ltd (“Shuntong Wuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. The investment is accounted for under equity method.

In November 2012, Yingli China and Hainan Yingli New Energy Resources Co., Ltd. (“Yingli Hainan”), along with 20 other entities unrelated to the Company, participated in the establishment of China Development Zhengxin Investment Company.  The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State.  The Company contributed RMB 150,000 (US$ 24,077) to acquire a 4.76% equity interest. The investment is accounted for under cost method.  The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd.  Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.